T. ROWE PRICE Global Multi-Sector Bond Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  13.3%
Car Loan  0.9%
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  1,215 1,241
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class D
3.34%, 8/20/26 (1) 5,000 4,960
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class B, FRN
SOFR30A + 1.30%, 5.652%, 12/26/31 (1) 630 632
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.852%, 12/26/31 (1) 163 164
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 720 729
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 1,900 1,939
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  265 272
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 960 976
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 2,390 2,408
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 3,500 3,472
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 118 120
16,913
Other Asset-Backed Securities  12.2%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M TSFR + 1.33%, 5.632%, 4/15/35 (1) 3,895 3,903
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.152%, 4/15/35 (1) 2,805 2,809
AGL
Series 2020-7A, Class AR, CLO, FRN
3M TSFR + 1.462%, 5.764%, 7/15/34 (1) 2,244 2,247

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Apidos XVIII
Series 2018-18A, Class A1R2, CLO, FRN
3M TSFR + 1.33%, 5.696%, 1/22/38 (1) 4,385 4,409
ARES LI
Series 2019-51A, Class A1R2, CLO, FRN
3M TSFR + 1.36%, 5.922%, 10/15/37 (1) 3,135 3,149
ARES Loan Funding III
Series 2022-ALF3A, Class A1R, CLO, FRN
3M TSFR + 1.27%, 5.57%, 7/25/36 (1) 8,125 8,165
Ballyrock
Series 2021-1A, Class A1R, CLO, FRN
3M TSFR + 1.33%, 5.632%, 1/15/38 (1) 4,890 4,902
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 5.519%, 5/17/31 (1) 2,190 2,190
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.869%, 5/17/31 (1) 2,375 2,375
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 6.204%, 1/17/33 (1) 1,490 1,490
CIFC Funding
Series 2013-4A, Class DR2, CLO, FRN
3M TSFR + 1.90%, 4/27/31 (1)(2) 2,515 2,518
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M TSFR + 1.412%, 5.714%, 7/15/36 (1) 3,930 3,934
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 3,940 2,661
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 5.523%, 10/20/31 (1) 2,179 2,184
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 385 393
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 1,780 1,728
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M TSFR + 1.382%, 5.704%, 5/20/34 (1) 1,566 1,568
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 5.664%, 7/17/34 (1) 3,840 3,840

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Dryden
Series 2021-93A, Class A1R, CLO, FRN
3M TSFR + 1.33%, 5.661%, 1/15/38 (1) 3,005 3,021
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35 (1) 727 684
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.803%, 1/17/37 (1) 2,295 2,304
Elmwood VIII
Series 2021-1A, Class AR, CLO, FRN
3M TSFR + 1.55%, 5.843%, 4/20/37 (1) 4,025 4,052
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 3,455 3,388
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.693%, 10/18/33 (1) 3,965 3,977
Fortress Credit BSL XXIV
Series 2025-1A, Class A, CLO, FRN
3M TSFR + 1.27%, 5.563%, 4/20/38 (1) 4,420 4,422
Golub Capital Partners
Series 2019-43A, Class A1R, CLO, FRN
3M TSFR + 1.34%, 5.633%, 10/20/37 (1) 2,835 2,850
Golub Capital Partners
Series 2022-60A, Class AR, CLO, FRN
3M TSFR + 1.31%, 5.61%, 10/25/34 (1) 2,865 2,870
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 4,498 4,301
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 5.362%, 10/15/30 (1) 1,066 1,066
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M TSFR + 2.212%, 6.513%, 5/6/30 (1) 7,190 7,232
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 5.86%, 4/22/37 (1) 1,410 1,417
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.672%, 7/15/35 (1) 3,260 3,272
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 50 48

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Kings Park
Series 2021-1A, Class A, CLO, FRN
3M TSFR + 1.392%, 5.685%, 1/21/35 (1) 3,180 3,186
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 6.052%, 1/15/36 (1) 1,175 1,183
KKR
Series 2022-43A, Class BR, CLO, FRN
3M TSFR + 2.50%, 6.802%, 1/15/36 (1) 3,670 3,714
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 5.593%, 10/20/34 (1) 1,345 1,347
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 6.343%, 10/20/29 (1) 1,715 1,716
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.592%, 10/15/32 (1) 3,135 3,139
Magnetite XVII
Series 2016-17A, Class AR2, CLO, FRN
3M TSFR + 1.50%, 5.793%, 4/20/37 (1) 3,895 3,913
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 197 194
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 2,896 2,991
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M TSFR + 1.392%, 5.694%, 7/17/35 (1) 1,832 1,834
Northwoods Capital XIV
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.565%, 11/13/31 (1) 4,599 4,607
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.90%, 11/26/37 (1) 2,620 2,630
OCP
Series 2020-19A, Class AR, CLO, FRN
3M TSFR + 1.412%, 5.705%, 10/20/34 (1) 2,250 2,255
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 5.822%, 4/15/37 (1) 1,205 1,211
Octane Receivables Trust
Series 2023-1A, Class C
6.37%, 9/20/29 (1) 3,340 3,414

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Orion
Series 2023-1A, Class A, CLO, FRN
3M TSFR + 1.90%, 6.20%, 10/25/36 (1) 2,200 2,208
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 5.487%, 7/30/31 (1) 3,731 3,731
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 5.973%, 11/15/36 (1) 2,955 2,971
Palmer Square
Series 2021-1A, Class A1AR, CLO, FRN
3M TSFR + 1.15%, 4/20/38 (1)(2) 4,545 4,545
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 329 331
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.452%, 8/20/32 (1) 6,945 6,963
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.852%, 4/15/37 (1) 3,625 3,642
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 2,340 2,429
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.85%, 4/25/37 (1) 3,325 3,341
Signal Peak
Series 2018-5A, Class BR, CLO, FRN
3M TSFR + 2.20%, 6.50%, 4/25/37 (1) 3,090 3,125
Sound Point XX
Series 2018-2A, Class A, CLO, FRN
3M TSFR + 1.362%, 5.662%, 7/26/31 (1) 2,308 2,315
Sound Point XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.943%, 1/20/32 (1) 520 519
Symphony
Series 2023-30A, Class A1R, CLO, FRN
3M TSFR + 1.54%, 5.833%, 10/20/37 (1) 2,085 2,097
Symphony
Series 2024-42A, Class A1, CLO, FRN
3M TSFR + 1.53%, 5.833%, 4/17/37 (1) 2,970 2,992
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.502%, 7/15/30 (1) 1,831 1,833

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
THL Credit Wind River
Series 2019-3A, Class CR2, CLO, FRN
3M TSFR + 2.00%, 6.302%, 4/15/31 (1) 2,540 2,546
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $3,671 (3)(4) 3,671 3,671
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.493%, 1/20/32 (1) 3,026 3,032
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 5.63%, 1/25/34 (1) 7,825 7,838
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 1/25/35 (1)(2) 5,425 5,425
Voya
Series 2018-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.502%, 10/15/31 (1) 2,700 2,705
Wellfleet
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.482%, 5.775%, 4/20/34 (1) 3,825 3,829
Wind River
Series 2022-2A, Class A1R, CLO, FRN
3M TSFR + 1.34%, 5.63%, 7/20/35 (1) 7,880 7,909
Wise
Series 2024-2A, Class A, CLO, FRN
3M TSFR + 1.46%, 5.762%, 7/15/37 (1) 7,890 7,932
224,632
Student Loan  0.2%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 486 482
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 2,365 2,019
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B
3.33%, 5/15/69 (1) 2,005 1,740
4,241
Total Asset-Backed Securities
(Cost $245,446) 245,786

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BANK LOANS  2.6% (5)
FINANCIAL INSTITUTIONS  0.8%
Brokerage Asset Managers Exchanges  0.3%
Hightower Holding, FRN
1M TSFR + 3.00%, 7.291%, 2/3/32 (3) 4,803 4,791
4,791
Insurance  0.5%
AmWINS Group, FRN
1M TSFR + 2.25%, 6.574%, 1/30/32  1,615 1,612
Asurion, FRN
1M TSFR + 5.25%, 9.688%, 1/20/29  2,690 2,606
TIH Insurance Holdings, FRN
3M TSFR + 2.75%, 7.079%, 5/6/31  4,505 4,496
TIH Insurance Holdings, FRN
3M TSFR + 4.75%, 9.079%, 5/6/32  511 518
9,232
Total Financial Institutions 14,023
INDUSTRIAL  1.6%
Capital Goods  0.4%
Engineered Machinery Holdings, FRN
3M TSFR + 6.00%, 10.59%, 5/21/29  1,974 1,975
LTI Holdings, FRN
1M TSFR + 4.25%, 8.574%, 7/30/29  3,870 3,869
Pro Mach Group, FRN
1M TSFR + 3.50%, 7.824%, 8/31/28  1,012 1,013
Quikrete Holdings, FRN
1M TSFR + 2.25%, 1/30/32 (2) 1,340 1,338
8,195
Communications  0.4%
CSC Holdings, FRN
1M TSFR + 2.50%, 7.173%, 4/15/27  4,837 4,552
Mercury Data Center Bidco, FRN
3M TSFR + 4.75%, 9.06%, 9/5/29 (3) 2,500 2,488
7,040
Consumer Cyclical  0.1%
Clarios Global, FRN
1M TSFR + 2.75%, 7.074%, 1/28/32  2,090 2,085
2,085
Consumer Non-Cyclical  0.2%
Medline Borrower, FRN
1M TSFR + 2.25%, 6.574%, 10/23/28  1,920 1,922
Primo Brands, FRN
1M TSFR + 2.25%, 6.565%, 3/31/28  1,040 1,040
2,962

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Energy  0.1%
Hilcorp Energy I, FRN
1M TSFR + 2.00%, 6.315%, 2/11/30  1,270 1,270
1,270
Industrial Other  0.0%
Fugue Finance, FRN
1M TSFR + 3.25%, 7.496%, 1/9/32  685 689
689
Technology  0.4%
Ascend Learning, FRN
1M TSFR + 5.75%, 10.174%, 12/10/29  1,239 1,236
AthenaHealth Group, FRN
1M TSFR + 3.00%, 7.324%, 2/15/29  2,273 2,266
Delta Topco, FRN
1M TSFR + 2.75%, 7.069%, 11/30/29  2,195 2,189
Project Alpha Intermediate Holding, FRN
1M TSFR + 3.25%, 10/28/30 (2) 1,556 1,561
RealPage, FRN
3M TSFR + 3.75%, 8.079%, 4/24/28  520 522
7,774
Total Industrial 30,015
UTILITY  0.2%
Electric  0.2%
Cogentrix Finance Holdco I, FRN
1M TSFR + 2.75%, 2/13/32 (2) 1,860 1,857
Talen Energy Supply, FRN
1M TSFR + 2.50%, 6.818%, 12/13/31  2,010 2,011
Total Utility 3,868
Total Bank Loans
(Cost $47,927) 47,906
BOND MUTUAL FUNDS  2.4%
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
7.06% (6)(7) 4,688 44,344
Total Bond Mutual Funds
(Cost $43,418) 44,344

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
COMMON STOCKS  0.0%
INDUSTRIAL  0.0%
Industrial Other  0.0%
Mriya Farming, Recovery Certificates (EUR), Acquisition Date:
8/23/18, Cost $— (3)(4)(8) 128 —
Total Industrial —
Total Common Stocks
(Cost $–) —
CONVERTIBLE BONDS  0.2%
INDUSTRIAL  0.2%
Consumer Cyclical  0.2%
Meituan, Zero Coupon, 4/27/27  3,300 3,283
Total Industrial 3,283
Total Convertible Bonds
(Cost $3,146) 3,283
CORPORATE BONDS  24.7%
FINANCIAL INSTITUTIONS  9.5%
Banking  7.3%
Akbank TAS, VR, 7.875%, 9/4/35 (1)(9) 4,580 4,587
American Express, VR, 5.043%, 7/26/28 (9) 1,780 1,798
Banco Comercial Portugues, VR, 6.888%, 12/7/27 (EUR) (9) 2,200 2,484
Banco de Sabadell, VR, 5.125%, 11/10/28 (EUR) (9) 3,500 3,849
Bangkok Bank, VR, 3.733%, 9/25/34 (9) 3,445 3,218
Bank of America, VR, 5.819%, 9/15/29 (9) 3,920 4,056
Bank of the Philippine Islands, 5.25%, 3/26/29  3,050 3,085
Barclays, VR, 4.837%, 9/10/28 (9) 10,120 10,094
Barclays, VR, 7.625% (9)(10) 1,700 1,704
BBVA Mexico, VR, 5.875%, 9/13/34 (9) 2,500 2,405
BBVA Mexico, VR, 8.125%, 1/8/39 (1)(9) 2,950 3,056
CaixaBank, VR, 5.375%, 11/14/30 (EUR) (9) 3,400 3,880
Canadian Imperial Bank of Commerce, VR, 4.508%, 9/11/27 (9) 11,745 11,739
Ceska sporitelna, VR, 5.737%, 3/8/28 (EUR) (9) 6,200 6,782
Commerzbank, VR, 5.125%, 1/18/30 (EUR) (9) 2,800 3,112
Danske Bank, VR, 4.298%, 4/1/28 (1)(9) 5,475 5,437
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (9) 2,395 2,391
HSBC Holdings, VR, 4.899%, 3/3/29 (9) 3,415 3,411
HSBC Holdings, VR, 5.13%, 3/3/31 (9) 1,400 1,397
ING Groep, VR, 6.114%, 9/11/34 (9) 5,255 5,535

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Intesa Sanpaolo, 1.75%, 3/20/28 (EUR)  5,550 5,587
Ipoteka-Bank ATIB, 5.50%, 11/19/25  4,520 4,495
National Bank of Canada, 4.50%, 10/10/29  5,095 5,025
OTP Bank, VR, 6.987%, 3/4/26 (EUR)  2,850 2,956
PNC Financial Services Group, VR, 5.575%, 1/29/36 (9) 2,350 2,400
Shinhan Bank, 5.75%, 4/15/34  5,280 5,468
Standard Chartered, VR, 0.85%, 1/27/28 (EUR) (9) 4,015 4,024
Sumitomo Mitsui Trust Bank, 4.45%, 9/10/27 (1) 11,125 11,118
UBS Group, VR, 7.75%, 3/1/29 (EUR) (9) 5,175 6,100
Wells Fargo, VR, 3.526%, 3/24/28 (9) 2,815 2,753
133,946
Brokerage Asset Managers Exchanges  0.1%
Jane Street Group, 6.125%, 11/1/32 (1) 2,670 2,680
2,680
Finance Companies  0.2%
AerCap Ireland Capital, 3.00%, 10/29/28  3,745 3,521
3,521
Financial Other  0.7%
Aldar Properties, VR, 6.623%, 4/15/55 (9) 4,550 4,602
Blackstone Property Partners Europe Holdings, 1.625%, 4/20/30
(EUR)  4,850 4,546
Country Garden Holdings, 5.125%, 1/17/25 (8)(11) 2,400 239
Kaisa Group Holdings, 11.25%, 4/9/22 (8)(11) 5,000 212
MAF Global Securities, VR, 7.875% (9)(10) 4,200 4,351
13,950
Insurance  0.7%
Athene Global Funding, 5.684%, 2/23/26 (1) 5,370 5,430
CNO Global Funding, 4.95%, 9/9/29 (1) 1,880 1,890
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1) 2,545 2,565
UnitedHealth Group, 4.50%, 4/15/33  3,350 3,231
13,116
Real Estate Investment Trusts  0.5%
Klepierre, 3.875%, 9/23/33 (EUR)  1,400 1,504
MPT Operating Partnership, 0.993%, 10/15/26 (EUR) (12) 4,065 3,845
Praemia Healthcare SACA, 0.875%, 11/4/29 (EUR)  3,500 3,265
8,614
Total Financial Institutions 175,827
INDUSTRIAL  13.6%
Basic Industry  1.5%
CSN Resources, 8.875%, 12/5/30 (12) 2,350 2,323
Endeavour Mining, 5.00%, 10/14/26  3,680 3,621
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29  3,050 3,116
IMCD, 4.875%, 9/18/28 (EUR)  3,650 3,989
Klabin Austria, 5.75%, 4/3/29  5,395 5,395

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
POSCO, 5.625%, 1/17/26 (1) 1,450 1,463
POSCO, 5.75%, 1/17/28 (1) 1,740 1,790
Sasol Financing USA, 4.375%, 9/18/26  5,640 5,453
27,150
Capital Goods  0.9%
Boeing, 2.196%, 2/4/26  2,650 2,586
Boeing, 3.10%, 5/1/26  4,395 4,305
Highland Holdings, 2.875%, 11/19/27 (EUR)  3,450 3,587
Itelyum Regeneration, 4.625%, 10/1/26 (EUR)  2,700 2,799
Quikrete Holdings, 6.75%, 3/1/33 (1) 495 501
TK Elevator Holdco, 6.625%, 7/15/28 (EUR)  2,201 2,310
16,088
Communications  3.0%
Africell Holding, 10.50%, 10/23/29 (1) 3,665 3,601
Axian Telecom, 7.375%, 2/16/27  3,600 3,622
Axian Telecom, 7.375%, 2/16/27 (1) 1,490 1,499
C&W Senior Finance, 9.00%, 1/15/33 (1) 1,960 1,982
Cellnex Finance, 1.50%, 6/8/28 (EUR)  3,700 3,679
Charter Communications Operating, 6.384%, 10/23/35  4,300 4,381
CSC Holdings, 11.25%, 5/15/28 (1) 2,615 2,546
HTA Group, 7.50%, 6/4/29  2,150 2,186
HTA Group, 7.50%, 6/4/29 (1) 1,350 1,372
Netflix, 3.625%, 5/15/27 (EUR)  3,730 3,955
Netflix, 4.625%, 5/15/29 (EUR)  4,705 5,226
Prosus, 3.061%, 7/13/31  3,750 3,216
Rogers Communications, 5.30%, 2/15/34  4,575 4,547
Rogers Communications, VR, 7.00%, 4/15/55 (9) 1,815 1,822
Rogers Communications, VR, 7.125%, 4/15/55 (9) 2,715 2,722
T-Mobile USA, 3.875%, 4/15/30  4,176 3,993
Turkcell Iletisim Hizmetleri, 7.45%, 1/24/30 (1)(12) 2,300 2,351
VEON Holdings, 3.375%, 11/25/27  2,175 1,963
54,663
Consumer Cyclical  1.9%
Ferrari, 3.625%, 5/21/30 (EUR) (12) 3,000 3,216
MGM China Holdings, 7.125%, 6/26/31  2,214 2,287
Pandora, 4.50%, 4/10/28 (EUR)  4,330 4,692
Sands China, 4.375%, 6/18/30  3,880 3,686
Uber Technologies, 4.30%, 1/15/30  8,820 8,675
VF, 4.125%, 3/7/26 (EUR)  4,496 4,690
Vivo Energy Investments, 5.125%, 9/24/27 (1) 2,510 2,439
Vivo Energy Investments, 5.125%, 9/24/27  1,050 1,021
Wynn Macau, 5.125%, 12/15/29  4,900 4,606
35,312

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Non-Cyclical  2.0%
American Medical Systems Europe, 3.00%, 3/8/31 (EUR)  6,773 7,041
Bimbo Bakeries USA, 6.05%, 1/15/29 (1) 2,975 3,089
CVS Health, 5.05%, 3/25/48  4,425 3,830
CVS Health, VR, 6.75%, 12/10/54 (9) 4,655 4,667
CVS Health, VR, 7.00%, 3/10/55 (9) 1,940 1,975
Haleon Netherlands Capital, 1.75%, 3/29/30 (EUR)  6,550 6,446
HCA, 5.50%, 3/1/32  1,945 1,978
JAB Holdings, 5.00%, 6/12/33 (EUR)  3,400 3,849
LifePoint Health, 11.00%, 10/15/30 (1) 3,850 4,245
37,120
Energy  2.2%
Eni, 5.50%, 5/15/34 (1) 2,729 2,758
Greensaif Pipelines Bidco, 6.51%, 2/23/42 (12) 4,340 4,539
Kosmos Energy, 8.75%, 10/1/31 (1)(12) 3,860 3,718
Occidental Petroleum, 8.875%, 7/15/30  6,204 7,150
ONEOK, 4.25%, 9/24/27  6,915 6,835
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 4,465 4,492
Venture Global LNG, 8.375%, 6/1/31 (1) 3,080 3,207
Venture Global LNG, VR, 9.00% (1)(9)(10) 1,670 1,699
Wintershall Dea Finance, 1.332%, 9/25/28 (EUR)  6,600 6,412
40,810
Industrial Other  0.2%
SMIC SG Holdings, 5.375%, 7/24/29  3,525 3,539
3,539
Technology  1.2%
CA Magnum Holdings, 5.375%, 10/31/26  4,600 4,555
Cadence Design Systems, 4.20%, 9/10/27  2,325 2,304
Cloud Software Group, 8.25%, 6/30/32 (1) 3,085 3,193
Fortinet, 2.20%, 3/15/31  3,627 3,135
Hewlett Packard Enterprise, 4.45%, 9/25/26  6,795 6,768
SK Hynix, 5.50%, 1/16/29 (1)(12) 3,050 3,129
23,084
Transportation  0.7%
APRR, 1.875%, 1/3/29 (EUR)  3,900 3,918
Autostrade per l'Italia, 2.00%, 12/4/28 (EUR)  3,175 3,173
Brambles Finance, 1.50%, 10/4/27 (EUR)  3,930 3,964
Fraport Frankfurt Airport Services Worldwide, 1.875%, 3/31/28
(EUR)  1,789 1,803
12,858
Total Industrial 250,624
UTILITY  1.6%
Electric  1.1%
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 3,740 3,711

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Duke Energy, 3.75%, 4/1/31 (EUR)  5,275 5,584
NRG Energy, VR, 10.25% (1)(9)(10) 2,830 3,148
PG&E, VR, 7.375%, 3/15/55 (9) 4,107 4,061
Star Energy Geothermal Wayang Windu, 6.75%, 4/24/33  2,303 2,353
Vistra Operations, 6.00%, 4/15/34 (1) 1,320 1,351
20,208
Natural Gas  0.5%
APA Infrastructure, 0.75%, 3/15/29 (EUR)  3,445 3,262
APA Infrastructure, 2.00%, 3/22/27 (EUR)  1,000 1,024
Boston Gas, 5.843%, 1/10/35 (1) 675 697
Engie, 3.50%, 9/27/29 (EUR)  3,800 4,046
9,029
Total Utility 29,237
Total Corporate Bonds
(Cost $463,295) 455,688
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  41.6%
Government Guarantee  0.2%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  980 1,108
Magyar Export-Import Bank, 6.125%, 12/4/27 (1) 2,730 2,787
3,895
Government Sponsored  0.1%
MEGlobal, 2.625%, 4/28/28  1,494 1,376
1,376
Owned No Guarantee  2.4%
Bank Negara Indonesia Persero, 3.75%, 3/30/26  3,225 3,166
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (1) 1,505 1,515
Corp. Nacional del Cobre de Chile, 6.33%, 1/13/35 (1) 1,450 1,500
DP World, 6.85%, 7/2/37  4,050 4,460
Ecopetrol, 8.375%, 1/19/36  3,715 3,690
KazMunayGas National, 5.75%, 4/19/47  1,123 990
Korea National Oil, 4.875%, 4/3/28 (1) 3,360 3,389
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/31  4,500 4,514
NBN, 5.75%, 10/6/28 (1) 4,000 4,151
Orsted, 2.25%, 6/14/28 (EUR)  4,700 4,767
QatarEnergy, 3.125%, 7/12/41 (1) 15,680 11,812
43,954
Sovereign  9.1%
Arab Republic of Egypt, 4.75%, 4/11/25 (EUR)  4,425 4,585
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 1,635 1,692
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 4,140 4,543
Republic of Angola, 8.25%, 5/9/28  9,210 8,793

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Angola, 9.50%, 11/12/25  7,730 7,798
Republic of Argentina, 1.00%, 7/9/29  10,440 8,003
Republic of Azerbaijan, 3.50%, 9/1/32  5,345 4,687
Republic of Brazil, 6.625%, 3/15/35  18,330 18,202
Republic of Bulgaria, 5.00%, 3/5/37  3,920 3,805
Republic of Ecuador, STEP, 6.90%, 7/31/30 (1)(12) 12,400 8,242
Republic of El Salvador, 7.125%, 1/20/50 (12) 5,450 4,632
Republic of El Salvador, 9.25%, 4/17/30 (1) 4,380 4,661
Republic of Indonesia, 3.875%, 1/15/33 (EUR)  6,980 7,344
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  3,630 3,367
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  3,700 3,663
Republic of Ivory Coast, 6.875%, 10/17/40 (EUR)  1,995 1,821
Republic of Montenegro, 7.25%, 3/12/31 (1) 3,110 3,236
Republic of Nigeria, 7.625%, 11/21/25  7,170 7,219
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 1,580 1,729
Republic of Paraguay, 6.65%, 3/4/55 (1) 1,910 1,939
Republic of Serbia, 3.125%, 5/15/27 (EUR)  4,550 4,688
Republic of Serbia, 6.25%, 5/26/28 (1) 1,570 1,609
Republic of South Africa, 7.95%, 11/19/54 (1) 8,520 8,295
Republic of Sri Lanka, 4.00%, 4/15/28 (1) 1,650 1,554
Republic of Sri Lanka, STEP, 3.10%, 1/15/30 (1) 1,376 1,237
Republic of Sri Lanka, STEP, 3.35%, 3/15/33 (1) 2,699 2,186
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (1) 1,823 1,276
Republic of Sri Lanka, STEP, 3.60%, 5/15/36 (1) 1,265 1,034
Republic of Sri Lanka, STEP, 3.60%, 2/15/38 (1) 2,531 2,094
State of Israel, 0.625%, 1/18/32 (EUR)  7,264 6,177
State of Israel, 5.375%, 2/19/30  6,160 6,214
State of Mongolia, 6.625%, 2/25/30 (1) 9,180 9,106
United Mexican States, 6.00%, 5/13/30  4,760 4,862
United Mexican States, 7.375%, 5/13/55  7,150 7,472
167,765
Treasuries  29.8%
Arab Republic of Egypt, Treasury Bills, 28.60%, 3/4/25 (EGP)  503,300 9,937
Arab Republic of Egypt, Treasury Bills, 28.688%, 3/11/25 (EGP)  379,825 7,481
Arab Republic of Egypt, Treasury Bills, 31.022%, 3/18/25 (EGP)  714,650 13,996
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (CLP) (1) 24,175,000 23,846
Bonos de la Tesoreria de la Republica, 6.00%, 4/1/33 (CLP) (1) 11,455,000 11,981
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/31 (BRL)  317,124 43,671
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 8/15/54 (EUR)  21,805 21,765
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/33 (EUR)  26,949 27,085
Government of Japan, 1.30%, 3/20/63 (JPY)  4,338,700 20,024
Government of Japan, 2.20%, 6/20/54 (JPY)  1,551,450 10,008
Government of Japan, Inflation-Indexed, 0.005%, 3/10/34 (JPY)  3,829,314 26,048

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Government of Japan, Inflation-Indexed, 0.10%, 3/10/25 (JPY)  1,096,620 7,288
Government of Malaysia, 3.733%, 6/15/28 (MYR)  15,960 3,598
Government of Malaysia, 4.498%, 4/15/30 (MYR)  222,380 51,799
Government of Malaysia, 4.642%, 11/7/33 (MYR)  157,809 37,598
Government of Singapore, 3.375%, 5/1/34 (SGD)  44,995 34,977
Italy Buoni Poliennali Del Tesoro, 4.50%, 10/1/53 (EUR) (1) 7,333 8,075
Kingdom of Belgium, 3.30%, 6/22/54 (EUR) (1) 16,931 16,631
Kingdom of Spain, 1.90%, 10/31/52 (EUR) (1) 5,852 4,198
Kingdom of Sweden, Inflation-Indexed, 0.125%, 6/1/32 (SEK)  65,976 5,842
Republic of Colombia, 13.25%, 2/9/33 (COP)  62,271,300 16,490
Republic of Cyprus, 1.25%, 1/21/40 (EUR)  120 93
Republic of Cyprus, 2.75%, 2/26/34 (EUR)  917 941
Republic of Czech, 1.50%, 4/24/40 (CZK)  704,060 20,332
Republic of Indonesia, 7.00%, 9/15/30 (IDR)  500,185,000 30,524
Republic of Indonesia, 7.375%, 10/15/30 (IDR)  184,390,000 11,456
Republic of Poland, 4.875%, 10/4/33  18,265 17,951
Republic of Poland, 5.00%, 10/25/34 (PLN)  9,547 2,232
United Kingdom Gilt, 4.00%, 10/22/63 (GBP)  17,026 17,767
United Kingdom Gilt, 4.125%, 7/22/29 (GBP)  33,878 42,372
United Mexican States, 7.75%, 11/23/34 (MXN)  88,164 3,823
549,829
Total Foreign Government Obligations & Municipalities
(Cost $783,224) 766,819
MUNICIPAL SECURITIES  1.4%
Colorado  0.2%
Colorado HFA, Covenant Living Community, Series B, 3.36%,
12/1/30  3,955 3,634
3,634
Puerto Rico  0.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (13) 9,427 5,927
5,927
Texas  0.2%
Port of Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
10.00%, 7/1/26 (1) 3,610 3,712
3,712
Virginia  0.6%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  12,320 10,424
10,424

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
West Virginia  0.1%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  2,450 2,270
2,270
Total Municipal Securities
(Cost $27,500) 25,967
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  1.8%
Collateralized Mortgage Obligations  0.8%
Angel Oak Mortgage Trust
Series 2021-2, Class M1, CMO, ARM, 2.336%, 4/25/66 (1) 1,830 1,302
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 8.10%, 9/25/29, Acquisition
Date: 8/29/24, Cost $2,022 (3)(4) 2,022 2,022
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM, SOFR30A + 2.15%, 6.502%,
1/26/32 (1) 2,655 2,665
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM, 3.359%, 4/27/65 (1) 1,562 1,471
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 66 60
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM, 2.219%, 2/25/66 (1) 1,095 798
Sequoia Mortgage Trust
Series 2017-2, Class B3, CMO, ARM, 3.559%, 2/25/47 (1) 2,708 2,305
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 10 10
SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM, 3.082%, 9/25/59 (1) 19 19
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM, 1.593%, 11/25/55 (1) 209 199
Structured Agency Credit Risk Debt Notes
Series 2025-HQA1, Class M1, CMO, ARM, SOFR30A + 1.15%,
5.488%, 2/25/45 (1) 2,470 2,471
Verus Securitization Trust
Series 2023-8, Class A3, CMO, STEP, 6.968%, 12/25/68 (1) 1,449 1,469
14,791
Commercial Mortgage-Backed Securities  1.0%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM, 1M TSFR + 1.38%, 5.691%,
9/15/34 (1) 995 980
BBCMS Trust
Series 2015-SRCH, Class D, ARM, 4.957%, 8/10/35 (1) 3,832 3,509

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM, 1M TSFR + 1.642%, 5.954%,
12/15/39 (1) 1,510 1,510
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM, 3.79%, 12/15/72 (1) 6,110 1,265
Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM, 3.773%, 2/10/47  777 744
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 6.253%,
5/15/37 (1) 1,540 1,541
Ilpt Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM, 3.824%, 3/15/32 (1) 4,315 3,861
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM, 1M TSFR + 1.741%, 6.053%,
5/15/39 (1) 1,290 1,290
SMRT
Series 2022-MINI, Class D, ARM, 1M TSFR + 1.95%, 6.262%,
1/15/39 (1) 4,470 4,414
19,114
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $40,469) 33,905
PRIVATE INVESTMENT COMPANY  0.1%
Government Guarantee  0.1%
Bona Fide Investments Feeder, Acquisition Date: 6/7/23,
Cost $828 (4)(8) † 1,161
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $660 (4)(8) † 706
Total Private Investment Company
(Cost $1,488) 1,867
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  6.2%
U.S. Treasury Obligations  6.2%
U.S. Treasury Bonds, 3.25%, 5/15/42  19,340 16,463
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53  9,070 7,751
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  9,973 9,709
U.S. Treasury Notes, 4.50%, 12/31/31 (14) 21,642 22,156
U.S. Treasury Notes, 4.625%, 9/15/26 (14) 38,128 38,462

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.875%, 4/30/26  19,732 19,902
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $113,491) 114,443
SHORT-TERM INVESTMENTS  5.2%
Money Market Funds  1.8%
T. Rowe Price Government Reserve Fund, 4.41% (6)(15) 32,564 32,564
32,564
U.S. Treasury Obligations  3.4%
U.S. Treasury Bills, 4.244%, 3/27/25  64,268 64,087
64,087
Total Short-Term Investments
(Cost $96,628) 96,651
SECURITIES LENDING COLLATERAL  0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.41% (6)(15) 8,470 8,470
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 8,470
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.41% (6)(15) 7,265 7,265
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 7,265
Total Securities Lending Collateral
(Cost $15,735) 15,735

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.3%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 3/21/25 @
$107.50 (8) 685 76,099 21
U.S. Treasury 10-Year Notes Futures, Put, 3/21/25 @
$108.00 (8) 498 55,325 16
Total Exchange-Traded Options Purchased (Cost $360) 37
OTC Options Purchased 0.3%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.HY-S43, 5 Year Index,
12/20/29), Pay 5.00%
Quarterly, Receive upon
credit default, 4/16/25 @
1.07%* (8) 1 303,490 1,871
Bank of America
USD / CAD, Call, 12/16/25 @
CAD1.40 (8) 1 44,675 1,320
Bank of America
USD / CAD, Put, 12/16/25 @
CAD1.40 (8) 1 44,675 581
Bank of America
USD / GBP, Call, 12/16/25 @
USD1.27 (8) 1 44,675 1,338
Bank of America
USD / GBP, Put, 12/16/25 @
USD1.27 (8) 1 44,675 1,005
Citibank
USD / CAD, Put, 4/11/25 @
CAD1.40 (8) 1 145,300 76
Total OTC Options Purchased (Cost $7,646) 6,191
Total Options Purchased (Cost $8,006) 6,228
Total Investments in Securities 100.7%
(Cost $1,889,773) $ 1,858,622
Other Assets Less Liabilities (0.7)% (13,760)
Net Assets 100.0% $ 1,844,862
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $514,515 and represents 27.9% of net assets.
(2) All or a portion of this loan is unsettled as of February 28, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $7,560 and represents 0.4% of net assets.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) Affiliated Companies
(7) SEC 30-day yield
(8) Non-income producing
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Perpetual security with no stated maturity date.
(11) Security is in default or has failed to make a scheduled interest and/or principal payment.
(12) All or a portion of this security is on loan at February 28, 2025.
(13) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(14) At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M SEK
STIBOR Three month SEK STIBOR (Stockholm interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
HUF Hungarian Forint
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TONA Tokyo overnight average rate

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
TRY Turkish Lira
UAH Ukraine Hryvnia
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S43, 5 Year
Index, 12/20/29), Pay
5.00% Quarterly, Receive
upon credit default,
4/16/25 @ 1.06%* 1 303,490 (1,096)
Total Options Written (Premiums $(1,442)) $ (1,096)

T. ROWE PRICE Global Multi-Sector Bond Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (9.1)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (9.1)%
U.S. Government Agency Obligations  (9.1)%
UMBS, TBA
4.50%, 3/1/55  95,655 (92,191)
5.00%, 3/1/55  42,815 (42,116)
5.50%, 3/1/55  33,845 (33,887)
Total TBA Sales Commitments (Proceeds $(164,715)) (168,194)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
SWAPS 0.8%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.1%
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S16, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
4/17/65 * 91,581 975 842 133
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S16, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
4/17/65 * 111,419 1,186 1,093 93
Total Bilateral Credit Default Swaps, Protection
Bought 1,935 226
Credit Default Swaps, Protection Sold 0.0%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 * 4,200 93 (102) 195
Goldman Sachs, Protection Sold
(Relevant Credit: Socialist Republic
of Vietnam, Ba2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 * 5,245 50 25 25
Total Bilateral Credit Default Swaps, Protection
Sold (77) 220
Interest Rate Swaps (0.1)%
Goldman Sachs, 8 Year Interest Rate
Swap, Receive Fixed 12.595% at
Maturity, Pay Variable 13.15%, (BRL
CDI), at Maturity, 1/3/33 (BRL) 77,200 (846) — (846)
Total Bilateral Interest Rate Swaps — (846)
Total Bilateral Swaps 1,858 (400)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.8%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28 6,250 (766) (253) (513)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/27 6,505 (45) 423 (468)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (981)
Credit Default Swaps, Protection Sold 0.7%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S43, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/29 6,525 564 523 41
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S42, 5 Year Index),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/29 (EUR) 119,555 12,070 11,440 630
Protection Sold (Relevant Credit: SES
S.A., Baa3*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/29 (EUR) * 8,000 (541) (530) (11)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 660
Interest Rate Swaps 0.1%
2 Year Interest Rate Swap, Receive
Fixed 2.797% Semi-Annually, Pay
Variable 3.000% (CORRA) Semi-
Annually, 1/20/27 (CAD) 265,475 1,087 — 1,087
5 Year Interest Rate Swap, Pay Fixed
0.945% Annually, Receive Variable
0.478% (JPY TONA) Annually, 2/11/30
(JPY) 22,008,413 212 — 212
5 Year Interest Rate Swap, Pay Fixed
2.137% Annually, Receive Variable
2.554% (3M SEK STIBOR) Quarterly,
12/12/29 (SEK) 234,200 219 — 219
5 Year Interest Rate Swap, Pay Fixed
2.141% Annually, Receive Variable
2.554% (3M SEK STIBOR) Quarterly,
12/12/29 (SEK) 234,200 216 — 216

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
2.378% Annually, Receive Variable
2.642% (6M EURIBOR) Semi-Annually,
1/22/30 (EUR) 119,050 (921) — (921)
5 Year Interest Rate Swap, Receive
Fixed 3.431% Annually, Pay Variable
3.930% (6M CZK PRIBOR) Semi-
Annually, 10/15/29 (CZK) 561,155 (73) — (73)
5 Year Interest Rate Swap, Receive
Fixed 5.515% Semi-Annually, Pay
Variable 5.004% (ICP) Semi-Annually,
2/20/30 (CLP) 31,250,000 409 — 409
10 Year Interest Rate Swap, Pay Fixed
2.305% Annually, Receive Variable
2.554% (3M SEK STIBOR) Quarterly,
12/12/34 (SEK) 176,723 383 — 383
10 Year Interest Rate Swap, Pay Fixed
2.320% Annually, Receive Variable
2.554% (3M SEK STIBOR) Quarterly,
12/12/34 (SEK) 176,722 362 — 362
15 Year Interest Rate Swap, Pay Fixed
2.199% Annually, Receive Variable
2.654% (6M EURIBOR) Semi-Annually,
12/13/39 (EUR) 6,925 209 — 209
15 Year Interest Rate Swap, Pay Fixed
2.213% Annually, Receive Variable
2.654% (6M EURIBOR) Semi-Annually,
12/13/39 (EUR) 3,455 98 — 98
15 Year Interest Rate Swap, Pay Fixed
2.244% Annually, Receive Variable
2.656% (6M EURIBOR) Semi-Annually,
12/16/39 (EUR) 3,470 84 — 84

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Receive
Fixed 1.860% Annually, Pay Variable
0.478% (JPY TONA) Annually, 2/10/55
(JPY) 595,613 (53) — (53)
Total Centrally Cleared Interest Rate Swaps 2,232
Total Centrally Cleared Swaps 1,911
Net payments (receipts) of variation margin to date (2,030)
Variation margin receivable (payable) on centrally cleared swaps $ (119)
*
Credit ratings as of February 28, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $564.

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 3/7/25 COP 49,536,127 USD 12,012 $ (98)
Bank of America 3/7/25 MYR 415,049 USD 93,379 (359)
Bank of America 3/7/25 USD 34,436 MYR 153,102 123
Bank of America 4/11/25 USD 7,812 IDR 127,366,419 129
Bank of America 4/16/25 MXN 744,639 USD 36,062 (78)
Bank of America 5/16/25 PLN 99,750 USD 24,521 66
Bank of America 5/23/25 USD 7,153 EUR 6,767 101
Bank of America 6/6/25 USD 11,869 COP 49,536,127 98
Bank of America 6/9/25 USD 93,688 MYR 415,049 417
Bank of America 6/9/25 USD 990 MYR 4,408 (1)
Barclays Bank 3/14/25 USD 7,579 CNH 53,522 236
Barclays Bank 4/11/25 INR 2,409,716 USD 27,675 (217)
Barclays Bank 4/11/25 KRW 26,332,542 USD 18,292 (232)
Barclays Bank 4/18/25 TRY 694,453 USD 18,206 (1)
Barclays Bank 4/24/25 USD 274 NZD 493 (2)
Barclays Bank 4/25/25 CHF 103 USD 115 —
Barclays Bank 4/25/25 JPY 7,546 USD 50 —
Barclays Bank 4/25/25 NOK 486 USD 44 (1)
Barclays Bank 4/25/25 USD 61 CAD 89 (1)
Barclays Bank 4/25/25 USD 54 CHF 49 —
Barclays Bank 4/25/25 USD 260 JPY 39,552 (4)
Barclays Bank 4/25/25 USD 124 NOK 1,397 —
Barclays Bank 4/25/25 USD 3,363 NOK 38,298 (37)
BNP Paribas 3/6/25 BRL 11,877 USD 1,938 76
BNP Paribas 3/6/25 USD 2,031 BRL 11,877 16
BNY Mellon 4/25/25 CHF 32 USD 36 —
Citibank 3/4/25 EGP 121,431 USD 2,324 69
Citibank 3/4/25 EGP 121,431 USD 2,399 (6)
Citibank 3/4/25 USD 2,399 EGP 121,431 5
Citibank 3/4/25 USD 2,375 EGP 121,431 (18)
Citibank 3/7/25 USD 18,745 COP 83,207,804 (1,268)
Citibank 3/12/25 EGP 204,669 USD 3,659 361
Citibank 3/12/25 USD 3,974 EGP 204,669 (45)
Citibank 3/14/25 USD 9,642 CNH 67,323 405
Citibank 4/17/25 USD 17,897 RON 85,739 55
Citibank 4/17/25 USD 12,732 ZAR 243,547 (233)
Citibank 4/17/25 ZAR 241,477 USD 12,624 231
Citibank 4/24/25 AUD 28,629 USD 17,978 (207)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 4/24/25 USD 134 AUD 213 $ 2
Citibank 4/25/25 CAD 256 USD 181 (4)
Citibank 4/25/25 JPY 152,892 USD 994 29
Citibank 4/25/25 USD 18,110 CAD 25,975 110
Citibank 4/25/25 USD 99 JPY 15,364 (3)
Citibank 4/25/25 USD 291 NOK 3,260 2
Citibank 5/9/25 UAH 383,178 USD 8,809 227
Citibank 5/13/25 USD 3,800 EGP 201,770 (42)
Citibank 5/30/25 USD 46 SEK 490 1
Goldman Sachs 3/6/25 BRL 228,027 USD 38,987 (312)
Goldman Sachs 3/6/25 USD 38,352 BRL 228,027 (323)
Goldman Sachs 3/14/25 CNH 176,835 USD 25,524 (1,263)
Goldman Sachs 4/11/25 USD 15,668 IDR 254,732,893 303
Goldman Sachs 4/11/25 USD 26,934 INR 2,334,968 328
Goldman Sachs 5/23/25 USD 1,478 EUR 1,414 5
HSBC Bank 3/7/25 USD 58,971 MYR 261,947 264
HSBC Bank 3/14/25 USD 3,863 CNH 27,229 127
JPMorgan Chase 4/17/25 ILS 65,189 USD 18,325 (244)
JPMorgan Chase 4/17/25 USD 20,280 CZK 499,102 (377)
Morgan Stanley 4/25/25 USD 20,997 JPY 3,199,186 (397)
RBC Dominion
Securities 3/7/25 COP 25,518,611 USD 6,253 (115)
RBC Dominion
Securities 4/11/25 USD 1,001 INR 87,413 5
RBC Dominion
Securities 5/23/25 USD 44,334 GBP 35,219 39
RBC Dominion
Securities 6/6/25 USD 6,178 COP 25,518,611 114
Societe Generale 3/6/25 BRL 196,006 USD 34,086 (842)
Societe Generale 3/6/25 USD 33,706 BRL 196,006 463
Societe Generale 6/3/25 USD 23,166 BRL 134,597 763
Standard Chartered 3/7/25 COP 8,153,067 USD 1,979 (18)
Standard Chartered 5/23/25 EUR 1,287 USD 1,354 (13)
Standard Chartered 5/23/25 USD 313,202 EUR 297,791 2,900
Standard Chartered 5/30/25 USD 9,129 SEK 96,318 133
State Street 3/14/25 CNH 48,073 USD 6,593 2
State Street 3/14/25 USD 35,219 SGD 46,957 450
State Street 4/17/25 HUF 10,592,761 USD 26,913 288
State Street 4/17/25 ZAR 2,070 USD 112 (1)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 4/24/25 AUD 196 USD 122 $ —
State Street 4/24/25 USD 165 AUD 266 —
State Street 4/25/25 CHF 1,050 USD 1,167 3
State Street 4/25/25 JPY 8,874,370 USD 57,480 1,866
State Street 4/25/25 USD 719 CAD 1,039 (2)
State Street 4/25/25 USD 18,626 CHF 16,539 188
State Street 4/25/25 USD 18,963 JPY 2,817,786 120
State Street 4/25/25 USD 45,319 JPY 6,899,113 (817)
State Street 5/23/25 EUR 36,301 USD 38,279 (453)
State Street 5/23/25 GBP 1,432 USD 1,809 (8)
Toronto-Dominion Bank 4/25/25 CAD 21,793 USD 15,213 (111)
Toronto-Dominion Bank 4/25/25 USD 1,329 CAD 1,904 10
UBS Investment Bank 3/6/25 BRL 24,556 USD 3,973 191
UBS Investment Bank 3/6/25 USD 4,198 BRL 24,556 34
UBS Investment Bank 3/14/25 CNH 7,696 USD 1,059 (3)
UBS Investment Bank 3/14/25 USD 11,984 CNH 84,530 386
UBS Investment Bank 4/11/25 USD 19,986 IDR 324,785,018 395
UBS Investment Bank 4/24/25 NZD 520 USD 293 (1)
UBS Investment Bank 4/24/25 USD 215 AUD 340 4
UBS Investment Bank 4/24/25 USD 136 AUD 221 (1)
UBS Investment Bank 4/24/25 USD 114 NZD 201 1
UBS Investment Bank 4/25/25 CHF 47,552 USD 52,751 262
UBS Investment Bank 4/25/25 USD 73 CAD 107 (1)
UBS Investment Bank 4/25/25 USD 17,523 CHF 15,696 24
UBS Investment Bank 4/25/25 USD 3,901 CHF 3,524 (28)
UBS Investment Bank 4/25/25 USD 91 JPY 13,515 1
UBS Investment Bank 4/25/25 USD 60 NOK 669 1
UBS Investment Bank 4/25/25 USD 124 NOK 1,411 (2)
UBS Investment Bank 5/9/25 USD 35,474 CLP 35,113,495 (1,064)
UBS Investment Bank 5/23/25 USD 85 GBP 67 —
UBS Investment Bank 6/3/25 BRL 91,928 USD 15,619 (319)
UBS Investment Bank 6/13/25 CNH 3,047 USD 423 (3)
Wells Fargo 3/6/25 BRL 118,405 USD 20,689 (607)
Wells Fargo 3/6/25 USD 20,244 BRL 118,405 162
Wells Fargo 4/16/25 USD 3,587 MXN 75,660 (70)
Wells Fargo 6/3/25 USD 20,318 BRL 118,405 610
Net unrealized gain (loss) on open forward
currency exchange contracts $ 2,949

T. ROWE PRICE Global Multi-Sector Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 175 Commonwealth of Australia ten year
bond contracts 3/25 12,327 $ 54
Long, 894 Commonwealth of Australia three year
bond contracts 3/25 58,999 112
Long, 1,033 Euro BOBL contracts 3/25 126,340 (30)
Short, 199 Euro BTP contracts 3/25 (24,894) (663)
Short, 70 Euro BUND contracts 3/25 (9,672) (75)
Long, 437 Euro OAT contracts 3/25 56,466 (619)
Long, 166 Republic of South Korea ten year bond
contracts 3/25 13,591 49
Long, 394 Republic of South Korea three year
bond contracts 3/25 28,786 (63)
Short, 67 Government of Canada ten year bond
contracts 6/25 (5,778) (18)
Long, 94 U.K. Gilt ten year contracts 6/25 11,047 59
Long, 126 U.S. Treasury Long Bond contracts 6/25 14,880 120
Long, 114 U.S. Treasury Notes five year contracts 6/25 12,305 96
Long, 520 U.S. Treasury Notes ten year contracts 6/25 57,769 324
Long, 2,971 U.S. Treasury Notes two year
contracts 6/25 614,904 1,166
Long, 415 Ultra U.S. Treasury Bonds contracts 6/25 51,512 1,089
Long, 334 Ultra U.S. Treasury Notes ten year
contracts 6/25 38,160 208
Net payments (receipts) of variation margin to date 276
Variation margin receivable (payable) on open futures contracts $ 2,085

T. ROWE PRICE Global Multi-Sector Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 7.06%  $ 105 $ (295) $ 3,435
T. Rowe Price Government Reserve Fund,
4.41% — — 1,434++
Totals $ 105# $ (295) $ 4,869+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
2/28/25
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 7.06%  $ 77,902 $ 3,403 $ 36,666 $ 44,344
T. Rowe Price Government
Reserve Fund, 4.41% 51,811  ¤  ¤ 48,299
Total $ 92,643^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,869 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $91,717.

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Multi-Sector Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE Global Multi-Sector Bond Fund

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.

T. ROWE PRICE Global Multi-Sector Bond Fund

Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inpu ts used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Global Multi-Sector Bond Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,366,200 $ — $ 1,366,200
Asset-Backed Securities — 242,115 3,671 245,786
Bank Loans — 40,627 7,279 47,906
Bond Mutual Funds 44,344 — — 44,344
Common Stocks — — — —
Non-U.S. Government
Mortgage-Backed Securities — 31,883 2,022 33,905
Private Investment Company
2
— — — 1,867
Short-Term Investments 32,564 64,087 — 96,651
Securities Lending Collateral 15,735 — — 15,735
Options Purchased 37 6,191 — 6,228
Total Securities 92,680 1,751,103 12,972 1,858,622
Swaps* — 6,254 — 6,254
Forward Currency Exchange
Contracts — 13,201 — 13,201
Futures Contracts* 3,277 — — 3,277
Total $ 95,957 $ 1,770,558 $ 12,972 $ 1,881,354
Liabilities
TBA Sales Commitments $ — $ 168,194 $ — $ 168,194
Options Written — 1,096 — 1,096
Swaps* — 2,885 — 2,885
Forward Currency Exchange
Contracts — 10,252 — 10,252
Futures Contracts* 1,468 — — 1,468
Total $ 1,468 $ 182,427 $ — $ 183,895
1
Includes Convertible Bonds, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).

T. ROWE PRICE Global Multi-Sector Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F175-054Q3 02/25
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.